LHA Market StateTM Tactical Beta ETF
Schedule of Investments
March 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 85.4%(h)		Shares	Value
Domestic Equity – 85.4%
SPDR S&P 500 ETF Trust (a)(b)		205,614	$115,018,415
TOTAL EXCHANGE TRADED FUNDS (Cost $96,016,492)			115,018,415

PURCHASED OPTIONS - 0.5%(c)	Notional Amount	Contracts	Value
Put Options - 0.5%			$–
S&P 500 Index (d)(e)		–	$–
Expiration: 04/03/2025; Exercise Price: $5,630.00	56,118,500	100	662,000
TOTAL PURCHASED OPTIONS (Cost $588,115)			662,000

SHORT-TERM INVESTMENTS - 14.0%			Value
Money Market Funds - 6.9%		Shares
First American Government Obligations Fund - Class X, 4.27% (f)		4,638,081	4,638,081
First American Treasury Obligations Fund - Class X, 4.26% (f)		4,638,080	4,638,080
			9,276,161

U.S. Treasury Bills - 7.1%		Par
4.11%, 01/22/2026 (b)(g)		9,940,000	9,621,531
TOTAL SHORT-TERM INVESTMENTS (Cost $18,895,783)			18,897,692

TOTAL INVESTMENTS - 99.9% (Cost $115,500,390)			134,578,107
Other Assets in Excess of Liabilities - 0.1%			156,331
TOTAL NET ASSETS - 100.0%			$134,734,438
two			–%
Percentages are stated as a percent of net assets.			–%

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of security has been pledged as collateral for futures contracts. The total value of assets committed as collateral as of March 31, 2025 is $122,130,424.
(c)	Non-income producing security.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(g)	The rate shown is the annualized effective yield as of March 31, 2025.
(h)	The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest.

LHA Market StateTM Tactical Beta ETF
Schedule of Futures Contracts
March 31, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
CBOE Volatility Index	186	04/16/2025	$3,876,891	$132,898
CBOE Volatility Index	153	05/21/2025	3,134,542	71,828
S&P 500 Index	21	06/20/2025	5,935,912	(82,310)
Net Unrealized Appreciation (Depreciation)				$122,416

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

LHA Market StateTM Tactical Beta ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$115,018,415	$–	$–	$115,018,415
Purchased Options	–	662,000	–	662,000
Money Market Funds	9,276,161	–	–	9,276,161
U.S. Treasury Bills	–	9,621,531	–	9,621,531
Total Investments	$124,294,576	$10,283,531	$–	$134,578,107

Other Financial Instruments:
Futures Contracts*	204,726	–	–	204,726
Total Other Financial Instruments	$204,726	$–	$–	$204,726

Liabilities:
Other Financial Instruments:
Futures Contracts*	(82,310)	–	–	(82,310)
Total Other Financial Instruments	$(82,310)	$–	$–	$(82,310)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of March 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.